Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2015 CNY (¥)	Jun. 24, 2015 USD ($)	Jun. 24, 2015 CNY (¥)	Jun. 22, 2015 CNY (¥)	Dec. 06, 2013 USD ($)	Dec. 06, 2013 CNY (¥)
Commitment And Contingencies [Line Items]
Operating leases rent expenses | $	$ 6,955	$ 5,786	$ 3,904
Term loan agreement value							¥ 300.0
Term deposit used as collateral				¥ 103.6
China Distance Education Limited ("CDEL Hong Kong") | Term Loan
Commitment And Contingencies [Line Items]
Term loan agreement value					$ 16,300	¥ 103.6		$ 16,000	¥ 100.0
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Term Loan
Commitment And Contingencies [Line Items]
Term deposit used as collateral						¥ 103.6			¥ 100.0